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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Consumer Discretionary: 11.1%
1,108,300	S	Carnival Corp.	$42,514,388	1.0
2,725,000		Comcast Corp.	67,362,000	1.6
1,286,271	@	DIRECTV - Class A	60,197,483	1.4
2,503,500		International Game Technology	40,631,805	1.0
391,071	@, S	Liberty Media Corp. - Starz	30,347,110	0.7
2,273,732		Macy’s, Inc.	55,160,738	1.3
2,604,900	L	Regal Entertainment Group	35,166,150	0.8
1,317,900	L	Starbucks Corp.	48,696,405	1.2
998,000	@, L	Urban Outfitters, Inc.	29,770,340	0.7
1,907,400		Wyndham Worldwide Corp.	60,674,394	1.4
			470,520,813	11.1
		Consumer Staples: 9.7%
1,802,000		Altria Group, Inc.	46,906,060	1.1
1,986,100		Coca-Cola Enterprises, Inc.	54,220,530	1.3
1,407,482		PepsiCo, Inc.	90,655,916	2.1
1,634,892		Procter & Gamble Co.	100,709,347	2.4
343,872	@	Ralcorp Holdings, Inc.	23,531,161	0.6
1,772,600		Wal-Mart Stores, Inc.	92,263,830	2.2
			408,286,844	9.7
		Energy: 13.0%
1,337,200		Arch Coal, Inc.	48,192,688	1.1
2,483,715		Exxon Mobil Corp.	208,954,943	5.0
622,915		National Oilwell Varco, Inc.	49,378,472	1.2
694,500	L	Range Resources Corp.	40,600,470	1.0
930,300		Schlumberger Ltd.	86,759,778	2.0
1,405,200	L	Suncor Energy, Inc.	63,009,168	1.5
1,756,500		Valero Energy Corp.	52,378,830	1.2
			549,274,349	13.0
		Financials: 16.3%
2,815,973	@, L	The Blackstone Group L.P	50,349,597	1.2
21,585,700	@	Citigroup, Inc.	95,408,794	2.3
1,288,000		Comerica, Inc.	47,295,360	1.1
3,127,200		Fifth Third Bancorp	43,405,536	1.0
254,200	S	Goldman Sachs Group, Inc.	40,283,074	1.0
3,010,160		JPMorgan Chase & Co.	138,768,376	3.2
1,222,800		Prudential Financial, Inc.	75,300,024	1.7
539,685		Reinsurance Group of America, Inc.	33,881,424	0.8
3,500,500		Wells Fargo & Co.	110,965,850	2.6
2,324,300		XL Group Plc	57,177,780	1.4
			692,835,815	16.3
		Health Care: 10.5%
1,155,100		Aetna, Inc.	43,235,393	1.0
1,250,500	L	AmerisourceBergen Corp.	49,469,780	1.2
818,477	@	Covidien PLC	42,511,695	1.0
1,389,600		Johnson & Johnson	82,333,800	2.0
5,778,917		Pfizer, Inc.	117,369,804	2.8
1,244,700		St Jude Medical, Inc.	63,803,322	1.5
864,362		Teva Pharmaceutical Industries Ltd. ADR	43,365,042	1.0
			442,088,836	10.5
		Industrials: 10.5%
316,200	L, S	Acuity Brands, Inc.	18,494,538	0.4
851,800	S	Boeing Co.	62,973,574	1.5
717,900	@, L	Cooper Industries PLC	46,591,710	1.1
812,100	S	Dover Corp.	53,387,454	1.3
783,200		Fluor Corp.	57,690,512	1.4
3,134,700		General Electric Co.	62,850,735	1.4
408,530	@	TransDigm Group, Inc.	34,247,070	0.8
764,600		Trinity Industries, Inc.	28,037,882	0.7
488,980		Union Pacific Corp.	48,081,403	1.1
517,859	@, S	WABCO Holdings, Inc.	31,920,829	0.8
			444,275,707	10.5
		Information Technology: 16.3%
566,084	@	Adobe Systems, Inc.	18,783,361	0.4
412,107	@	Apple, Inc.	143,598,684	3.4
175,500	@	Google, Inc.	102,879,855	2.4
4,235,300		Intel Corp.	85,426,001	2.1
2,614,700	L	Jabil Circuit, Inc.	53,418,321	1.3
677,900	@	Lam Research Corp.	38,409,814	0.9
3,543,000	@	Marvell Technology Group Ltd.	55,093,650	1.3
2,243,500	@	Oracle Corp.	75,042,515	1.8
2,084,017		Qualcomm, Inc.	114,266,652	2.7
			686,918,853	16.3
		Materials: 3.7%
1,211,500		EI Du Pont de Nemours & Co.	66,596,155	1.6
1,368,000	L	Packaging Corp. of America	39,521,520	0.9
905,300	L	United States Steel Corp.	48,831,882	1.2
			154,949,557	3.7
		Telecommunication Services: 2.7%
1,534,100		CenturyLink, Inc.	63,741,855	1.5
10,686,000	@, L	Sprint Nextel Corp.	49,583,040	1.2
			113,324,895	2.7
		Utilities: 2.2%
1,202,400		DTE Energy Co.	58,869,504	1.4
1,701,800	L	Great Plains Energy, Inc.	34,070,036	0.8
			92,939,540	2.2
		Total Common Stock
		(Cost $3,444,465,298)	4,055,415,209	96.0

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: —%
$10,000,000	X	Southern Energy Escrow Shares, ,	$—	—
		Utilities: —%
20,000,000	X	Mirant Corp. Escrow Shares, ,	—	—
		Total Corporate Bonds/Notes
		(Cost $—)	—	—
		Total Long-Term Investments
		(Cost $3,444,465,298)	4,055,415,209	96.0
SHORT-TERM INVESTMENTS: 5.6%
		Securities Lending Collateral(cc): 3.0%
127,282,861		BNY Mellon Overnight Government Fund(1)	127,282,861	3.0
822,935	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	658,349	0.0
		Total Securities Lending Collateral
		(Cost $128,105,796)	127,941,210	3.0
		Mutual Funds: 2.6%
110,090,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $110,090,000)	110,090,000	2.6
		Total Short-Term Investments
		(Cost $238,195,796)	238,031,210	5.6
		Total Investments in Securities (Cost $3,682,661,094)*	4,293,446,419	101.6
		Liabilities in Excess of Other Assets	(67,520,695)	(1.6)
		Net Assets	$4,225,925,724	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-Income Producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $3,721,837,029.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$653,672,822
		Gross Unrealized Depreciation	(82,063,433)
		Net Unrealized appreciation	$571,609,389

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities: ,

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Common Stock*	$4,055,415,209	$—	$—	$4,055,415,209
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	237,372,861	—	658,349	238,031,210
Total Investments, at value	$4,292,788,070	$—	$658,349	$4,293,446,419
Other Financial Instruments+
Futures	98,704	—	—	98,704
Total Assets	$4,292,886,774	$—	$658,349	$4,293,545,123

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$658,349	$—	$—	$—	$—	$—	$—	$—	$658,349
Total Investments, at value	$658,349	$—	$—	$—	$—	$—	$—	$—	$658,349

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their fair value at measurement date.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Fund to recognize transfers at the end of the reporting period.

ING Growth and Income Portfolio  Open Futures Contracts on 3/31/2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	538	06/17/11	$35,534,900	$98,704
			$35,534,900	$98,704

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 25, 2011